UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2010.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		9/30/10

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  68276 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of           Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip      (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
------------------------------------------------- --------------------    ----    ------  ----    ------------------------

Tyco Electronics               COM     H8912P106      1714   58644SH              Sole               58644
Genco Shipping & Trading       COM     Y2685T107      1160   72755SH              Sole               72755
Teekay Corp                    COM     Y8564W103      1167   43645SH              Sole               43645
Alaska Air Group               COM     011659109      1254   24565SH              Sole               24565
Apple Computer                 COM     037833100      7562   26649SH              Sole               26649
CSX Corp                       COM       126408103    1794   32435SH              Sole               32435
Chevron Corp                   COM       166764100     387    4772SH              Sole                4772
Chipotle Mexican Grill         COM       169656105    1577    9170SH              Sole                9170
Cliffs Natural Resources       COM     18683K101      2300   35985SH              Sole               35985
Coach Inc                      COM       189754104    2006   46700SH              Sole               46700
Coca-Cola Co                   COM       191216100     703   12010SH              Sole               12010
Cognizant Technology           COM       192446102    1793   27805SH              Sole               27805
ConocoPhillips                 COM     20825C104      1804   31405SH              Sole               31405
Cree Inc                       COM       225447101    3218   59269SH              Sole               59269
Cummins Engine                 COM       231021106    1611   17780SH              Sole               17780
Deere & Co                     COM       244199105    1703   24411SH              Sole               24411
Deerfield Capital Corporation  COM       244331104     212   31000SH              Sole               31000
E I duPont                     COM       263534109    1766   39588SH              Sole               39588
Emerson Corp                   COM       291011104     253    4800SH              Sole                4800
Ennis Inc                      COM       293389102     439   24561SH              Sole               24561
Exxon Mobil                    COM     30231G102      1035   16758SH              Sole               16758
Finisar Corporation            COM     31787A507      1984  105590SH              Sole              105590
Ford Motor Co                  COM       345370860    1849  151056SH              Sole              151056
H J Heinz                      COM       423074103    1531   32315SH              Sole               32315
Johnson & Johnson              COM       478160104     754   12172SH              Sole               12172
Jones Lang Lasalle             COM     48020Q107      1499   17381SH              Sole               17381
KeyCorp                        COM       493267108    1646  206737SH              Sole              206737
Kimberly-Clark                 COM       494368103    1673   25715SH              Sole               25715
Kinder Morgan Management LLC   COM     49455U100      1677   27834SH              Sole               27834
NII Holdings                   COM     62913F201      1259   30643SH              Sole               30643
Oracle Systems                 COM     68389X105       522   19456SH              Sole               19456
PPG Industries                 COM       693506107    1771   24326SH              Sole               24326
Rayonier Inc                   COM       754907103    1301   25955SH              Sole               25955
Rick's Cabaret                 COM       765641303     218   30000SH              Sole               30000
Siemens                        COM       826197501    1347   12780SH              Sole               12780
TiVo                           COM       888706108    1321  145773SH              Sole              145773
Toronto-Dominion Bank          COM       891160509    1768   24465SH              Sole               24465
United Parcel Service          COM       911312106    1285   19270SH              Sole               19270
Verizon Communications         COM     92343V104      1247   38260SH              Sole               38260
VMware Inc                     COM       928563402    1511   17785SH              Sole               17785
WebMediaBrands Inc             COM     94770W100      2992 3361826SH              Sole             3361826
Whiting Petroleum Corp         COM       966387102    1945   20360SH              Sole               20360
Wyndham Worldwide Corp         COM     98310W108      1718   62537SH              Sole               62537